Financing Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financing Leases [Abstract]
FINANCING LEASES

NOTE 14—FINANCING LEASES

The cash portion of the purchase price for the acquisition of Neese was financed under a capital lease transaction for Neese's equipment with Utica Leaseco, LLC ("Utica"), pursuant to a master lease agreement, dated March 3, 2017, between Utica, as lessor, and 1847 Neese and Neese, as co-lessees (collectively, the "Lessee"). Under the master lease agreement, Utica loaned an aggregate of $3,240,000 for certain of Neese's equipment listed therein, which it leases to the Lessee. The initial term of the master lease agreement was for 51 months. Under the master lease agreement, the Lessee agreed to pay a monthly rent of $53,000 for the first three (3) months, with such amount increasing to $85,322 for the remaining forty-eight (48) months.

On June 14, 2017, the parties entered into a first amendment to lease documents, pursuant to which the parties agreed to, among other things, extend the term of the master lease agreement from 51 months to 57 months and amend the payments due thereunder. Under the amendment, the Lessee agreed to pay a monthly rent of $53,000 for the first ten (10) months, with such amount increasing to $85,322 for the remaining forty-seven (47) months. In connection with the extension of the term of the master lease agreement, the parties also amended the schedule of stipulated loss values and early termination payment schedule attached thereto. In connection with the amendment, the Lessee agreed to pay Utica an amendment fee of $2,500.

On October 31, 2017, the parties entered into a second equipment schedule to the master lease agreement, pursuant to which Utica loaned an aggregate of $980,000 for certain of Neese's equipment listed therein. The term of the second equipment schedule is 51 months and agreed monthly payments are $25,807.

If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment. The Lessee is also required to pay an annual administration fee of $5,000. Upon the expiration of the term of the master lease agreement, the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $162,000 (five percent (5%) of the total invoice cost (as defined in the master lease agreement)); or (b) the fair market value of the equipment, as determined by Utica. Upon the expiration of the master lease agreement, the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $49,000 (five percent (5%) of the total invoice cost); or (b) the fair market value of the equipment, as determined by Utica.

Provided that no default under the master lease agreement has occurred and is continuing beyond any applicable grace or cure period, the Lessee has an early buy-out option with respect to all but not less than all of the equipment, upon the payment of any outstanding rental payments or other fees then due, plus an additional amount set forth in the master lease agreement, which represents the anticipated fair market value of the equipment as of the anticipated end date of the master lease agreement. In addition, the Lessee shall pay to Utica an administrative charge to be determined by Utica to cover its time and expenses incurred in connection with the exercise of the option to purchase, including, but not limited to, reasonable attorney fees and costs. Furthermore, upon the exercise by the Lessee of this option to purchase the equipment, the Lessee shall pay all sales and transfer taxes and all fees payable to any governmental authority as a result of the transfer of title of the equipment to Lessee. The early buy-out option was not available on the second equipment schedule to the master lease agreement until after December 31, 2018.

In connection with the master lease agreement, the Lessee granted a security interest on all of its right, title and interest in and to: (i) the equipment, together with all related software (embedded therein or otherwise) and general intangibles, all additions, attachments, accessories and accessions thereto whether or not furnished by the supplier; (ii) all accounts, chattel paper, deposit accounts, documents, other equipment, general intangibles, instruments, inventory, investment property, letter of credit rights and any supporting obligations related to any of the foregoing; (iii) all books and records pertaining to the foregoing; (iv) all property of such Lessee held by Utica, including all property of every description, in the custody of or in transit to Utica for any purpose, including safekeeping, collection or pledge, for the account of such Lessee or as to which such Lessee may have any right or power, including but not limited to cash; and (v) to the extent not otherwise included, all insurance, substitutions, replacements, exchanges, accessions, proceeds and products of the foregoing.

On February 1, 2018, Utica agreed to continue the $53,000 payments for three additional months and extend the maturity of the loan by three months. Additionally, Utica agreed to defer the February 3, 2018 payment to February 20, 2018. The Company paid one-half the normal late fee, $2,650 for the late payment. On March 2, 2018, Utica agreed to defer the March 3 payment to March 30, 2018. The Company paid a late payment fee of $5,300 for the payment deferral.

On April 18, 2018, Utica, the Lessee, and Ellery W. Roberts, as guarantor under the master lease agreement, entered into a forbearance agreement relating to the non-payment of certain rent payments due under the master lease agreement for the months of March 2018 and April 2018. Pursuant to the forbearance agreement, Utica agreed to forbear from demanding payment in full and exercising its remedies under the master lease agreement until June 3, 2018. Pursuant to the forbearance agreement, the Lessee agreed to, among other things, (i) make the payments set forth in the forbearance agreement on or before the dates specified therein, totaling $173,376, (ii) be current on all rent due under Schedule 1 of the master lease agreement by June 3, 2018 and be current on all rent due under Schedule 2 of the master lease agreement by May 30, 2018, (ii) reinstate or renew and continue in effect all insurance as required under the master lease agreement at Lessee's sole cost and expense, (iv) pay a forbearance fee to Utica totaling $4,500, which shall not be due until termination of the master lease agreement and (v) execute a surrender agreement with respect to the Lessee's equipment, which will be held in escrow by Utica and not deemed effective unless and until the earlier to occur of: (a) the June 3, 2018, provided liabilities under master lease agreement remain due but unpaid; (b) such time as Utica accelerates due and unpaid liabilities pursuant to the term of the forbearance agreement and the master lease agreement; or (c) a default occurs under the forbearance agreement or the master lease agreement.

A portion of the proceeds from the term loan from Home State Bank (Note 11) were applied to reduce the balance of this lease to $475,000. The lease is payable in 46 payments of $12,882 beginning July 3, 2018 and an end-of-term buyout of $38,000. As a result, the parties to the forbearance agreement agreed that the forbearance agreement is terminated and is no longer in effect. In completing the early payout, the Company incurred a loss of $405,674 plus an additional loss of $95,130 from the write-off of unamortized debt issuance costs. The loss on early extinguishment of debt arose from the buyout provisions in the lease and because the Company had delayed making the regular payment of $85,322 until May 3, 2018, rather than July 3, 2017 as contemplated in the original master lease agreement. Management chose to close the term loan because of the much lower interest rate and the loan allows the Company to make payments that match its operating cycle rather than monthly payments.

If the Company sells equipment or inventory, it must remit to Utica the amount loaned against the equipment. Such payments are accumulated and applied to the balance at the end of the lease term. During the three months ended September 30, 2019, $116,067 of payments and $0 of lien release payments were remitted to Utica.

The assets and liabilities under the master lease agreement are recorded at the fair value of the assets at the time of acquisition.

The Company adopted ASU 2015-03 by deducting $28,070 of net debt issuance costs from the long-term portion of the financing lease. Amortization of debt issuance costs totaled $3,015 for the three months ended September 30, 2019.

At June 30, 2019, annual minimum future lease payments under this Master Lease Agreement are as follows:

Amount
2019 (remainder of year)	$141,875
2020	464,269
2021	464,269
2022	77,335
Total minimum lease payments	1,147,748
Less amount representing interest	240,504
Present value of minimum lease payments	907,244
Less current portion of minimum lease	(344,716)
Less debt issuance costs, net	(28,070)
Less payments to Utica for release of lien	(249,784)
Less lease deposits	(38,807)
End of lease buyout payments	117,413
Long-term present value of minimum lease payment	$363,280

The interest rate on the capitalized lease is approximately 15.5%.

NOTE 13—CAPITALIZED LEASES

The cash portion of the purchase price for the acquisition of Neese (Note 7) was financed under a capital lease transaction for Neese's equipment with Utica Leaseco, LLC ("Utica"), pursuant to a Master Lease Agreement, dated March 3, 2017 (as amended and supplemented, the "Master Lease Agreement"), between Utica, as lessor, and 1847 Neese and Neese, as co-lessees (collectively, the "Lessee"). Under the Master Lease Agreement, Utica loaned an aggregate of $3,240,000 for certain of Neese's equipment listed therein (the "Equipment"), which it leases to the Lessee. The initial term of the Master Lease Agreement was for 51 months. Under the Master Lease Agreement, the Lessee agreed to pay a monthly rent of $53,000 for the first three (3) months, with such amount increasing to $85,322 for the remaining forty-eight (48) months.

On June 14, 2017, the parties entered into a first amendment to lease documents, pursuant to which the parties agreed to, among other things, extend the term of the Master Lease Agreement from 51 months to 57 months and amend the payments due thereunder. Under the amendment, the Lessee agreed to pay a monthly rent of $53,000 for the first ten (10) months, with such amount increasing to $85,322 for the remaining forty-seven (47) months. In connection with the extension of the term of the Master Lease Agreement, the parties also amended the schedule of stipulated loss values and early termination payment schedule attached thereto. In connection with the amendment, the Lessee agreed to pay Utica an amendment fee of $2,500.

On October 31, 2017, the parties entered into a second equipment schedule to the Master Lease Agreement, pursuant to which Utica loaned an aggregate of $980,000 for certain of Neese's equipment listed therein. The term of the second equipment schedule is 51 months and agreed monthly payments are $25,807.

If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment. The Lessee is also required to pay an annual administration fee of $5,000. Upon the expiration of the term of the Master Lease Agreement, the Lessee is required to pay, together with all other amounts then due and payable under the Master Lease Agreement, in cash, an end of term buyout price equal to the lesser of: (a) $162,000 (five percent (5%) of the Total Invoice Cost (as defined in the Master Lease Agreement)); or (b) the fair market value of the Equipment, as determined by Utica. Upon the expiration of the Amendment to the Master Lease Agreement, the Lessee is required to pay, together with all other amounts then due and payable under the Master Lease Agreement, in cash, an end of term buyout price equal to the lesser of: (a) $49,000 (five percent (5%) of the Total Invoice Cost (as defined in the Master Lease Agreement)); or (b) the fair market value of the Equipment, as determined by Utica.

Provided that no default under the Master Lease Agreement has occurred and is continuing beyond any applicable grace or cure period, the Lessee has an early buy-out option with respect to all but not less than all of the Equipment, upon the payment of any outstanding rental payments or other fees then due, plus an additional amount set forth in the Master Lease Agreement, which represents the anticipated fair market value of the Equipment as of the anticipated end date of the Master Lease Agreement. In addition, the Lessee shall pay to Utica an administrative charge to be determined by Utica to cover its time and expenses incurred in connection with the exercise of the option to purchase, including, but not limited to, reasonable attorney fees and costs. Furthermore, upon the exercise by the Lessee of this option to purchase the Equipment, the Lessee shall pay all sales and transfer taxes and all fees payable to any governmental authority as a result of the transfer of title of the Equipment to Lessee. The early buy-out option is not available on the second equipment schedule to the Master Lease Agreement until after December 31, 2018.

In connection with the Master Lease Agreement, the Lessee granted a security interest on all of its right, title and interest in and to: (i) the Equipment, together with all related software (embedded therein or otherwise) and general intangibles, all additions, attachments, accessories and accessions thereto whether or not furnished by the supplier; (ii) all accounts, chattel paper, deposit accounts, documents, other equipment, general intangibles, instruments, inventory, investment property, letter of credit rights and any supporting obligations related to any of the foregoing; (iii) all books and records pertaining to the foregoing; (iv) all property of such Lessee held by Utica, including all property of every description, in the custody of or in transit to Utica for any purpose, including safekeeping, collection or pledge, for the account of such Lessee or as to which such Lessee may have any right or power, including but not limited to cash; and (v) to the extent not otherwise included, all insurance, substitutions, replacements, exchanges, accessions, proceeds and products of the foregoing.

On February 1, 2018, Utica agreed to continue the $53,000 payments for three additional months and extend the maturity of the loan by three months. Additionally, Utica agreed to defer the February 3, 2018 payment to February 20, 2018. The Company paid one-half the normal late fee, $2,650 for the late payment. On March 2, 2018, Utica agreed to defer the March 3 payment to March 30, 2018. The Company will pay a late payment fee of $5,300 for the payment deferral.

On April 18, 2018, Utica, the Lessee, and Ellery W. Roberts, as guarantor under the Master Lease Agreement, entered into a forbearance agreement relating to the non-payment of certain rent payments due under the Master Lease Agreement for the months of March 2018 and April 2018 (the "Forbearance Agreement"). Pursuant to the Forbearance Agreement, Utica agreed to forbear from demanding payment in full and exercising its remedies under the Master Lease Agreement until June 3, 2018. Pursuant to the Forbearance Agreement, the Lessee agreed to, among other things, (i) make the payments set forth in the Forbearance Agreement on or before the dates specified therein, totaling $173,376, (ii) be current on all rent due under Schedule 1 of the Master Lease Agreement by June 3, 2018 and be current on all rent due under Schedule 2 of the Master Lease Agreement by May 30, 2018, (ii) reinstate or renew and continue in effect all insurance as required under the Master Lease Agreement at Lessee's sole cost and expense, (iv) pay a forbearance fee to Utica totaling $4,500, which shall not be due until termination of the Master Lease Agreement and (v) execute a surrender agreement with respect to the Lessee's equipment, which will be held in escrow by Utica and not deemed effective unless and until the earlier to occur of: (a) the June 3, 2018, provided liabilities under Master Lease Agreement remain due but unpaid; (b) such time as Utica accelerates due and unpaid liabilities pursuant to the term of the Forbearance Agreement and the Master Lease Agreement; or (c) a default occurs under the Forbearance Agreement or the Master Lease Agreement.

A portion of the proceeds from the term loan (Note 11) were applied to reduce the balance of this lease to $475,000. The lease is payable in 46 payments of $12,882 beginning July 3, 2018 and an end-of-term buyout of $38,000. As a result, the parties to the Forbearance Agreement agreed that the Forbearance Agreement is terminated and is no longer in effect. In completing the early payout, the Company incurred a loss of $405,674 plus an additional loss of $95,130 from the write-off of unamortized debt issuance costs. The loss on early extinguishment of debt arose from the buyout provisions in the lease and because the Company had delayed making the regular payment of $85,322 until May 3, 2018, rather than July 3, 2017 as contemplated in the original Master Lease Agreement. Management chose to close the term loan because of the much lower interest rate and the loan allows the Company to make payments that match its operating cycle rather than monthly payments.

If the Company sells equipment, it must remit to Utica the amount loaned against the equipment. Such payments are accumulated and applied to the balance at the end of the lease term. During the year ended December 31, 2018, 704,993 of payments, net of $177,750 lien release payments were remitted to Utica.

The assets and liabilities under the Master Lease Agreement are recorded at the fair value of the assets at the time of acquisition.

The Company adopted ASU 2015-03 by deducting $37,114 of net debt issuance costs from the long-term portion of the capital lease. Amortization of debt issuance costs totaled $23,821 for the year ended December 31, 2018.

At December 31, 2018, annual minimum future lease payments under this Master Lease Agreement are as follows:

Amount
2019	$464,269
2020	464,269
2021	464,269
2022	77,336
Total minimum lease payments	1,470,143
Less amount representing interest	(343,837)
Present value of minimum lease payments	1,126,306
Less current portion of minimum lease	(299,157)
Less debt issuance costs, net	(37,114)
Less payments to Utica for release of lien	(75,000)
Less lease deposits	(38,807)
End of lease buyout payments	87,011
Long-term present value of minimum lease payment	$763,239

The interest rate on the capitalized lease is approximately 15.3%.